NOTES PAYABLE	12 Months Ended
Dec. 31, 2013
Short-term Debt [Abstract]
NOTES PAYABLE
NOTES PAYABLE

	2013		2012
(millions of Canadian dollars)	Outstanding December 31	Weighted Average Interest Rate per Annum at December 31	Outstanding December 31	Weighted Average Interest Rate per Annum at December 31
Canadian dollars	751	1.2%	803	1.2%
U.S. dollars (2013 – US$1,025; 2012 – US$1,480)	1,091	0.3%	1,472	0.4%
	1,842		2,275

Notes Payable consists of commercial paper issued by TCPL, TransCanada PipeLine USA Ltd. (TCPL USA), TransCanada American Investments Ltd. (TAIL), and TransCanada Keystone Pipeline, LP (TC Keystone) and drawings on line-of-credit and demand facilities. The TC Keystone facility expired in November 2013. The cost to maintain the facility was $1.4 million in 2013 (2012 - $1 million; 2011 - $4 million).
At December 31, 2013, total committed revolving and demand credit facilities of $6.2 billion (2012 - $5.3 billion) were available. When drawn, interest on the lines of credit is charged at prime rates of Canadian chartered and U.S. banks, and at other negotiated financial bases. These unsecured credit facilities included the following:

					year ended December 31
at December 31, 2013					2013	2012	2011
Amount	Unused Capacity	Borrower	For	Matures	Cost to maintain
					(millions of Canadian dollars)
$3 billion	$3 billion	TCPL	Committed, syndicated, revolving, extendible TCPL credit facility	December 2018	4	4	2
US$1 billion	US$0.8 billion	TCPL USA	Committed, syndicated, revolving, extendible TCPL USA credit facility, guaranteed by TCPL	November 2014	1	1	4
US$1 billion	US$1 billion	TAIL	Committed, syndicated, revolving, extendible TAIL credit facility, guaranteed by TCPL	November 2014	—	—	—
$1.1 billion	$0.3 billion	TCPL	Supports the issuance of letters of credit and provides additional liquidity	Demand	—	—	—